Other Current Assets	12 Months Ended
Dec. 31, 2012
Other Current Assets [Abstract]
Other Current Assets
Note 5 - Other Current Assets

	December 31,
	2012	2011
	U.S. Dollars
Due from Government institutions	501	1,537
Income tax receivables	97	132
Due from employees	48	73
Prepaid expenses	427	472
Advances to suppliers	340	31
Deposits for operating leases	151	339
Other	646	773

	2,210	3,357